                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.


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1. Name and address of issuer:

        Mutual of America Separate Account No. 2
        320 Park Ave.
        New York, NY 10022

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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the
   issuer, check the box but do not list series or classes):       [ ]

        Money Market, AllAmerica, Bond, Composite, Mid-Term Bond, Short-Term Bond, Equity Index, Aggressive Equity, Scudder Bond, Scudder Capital Growth, Scudder International, ACI Growth, Calvert Responsibly Invested, Fidelity Equity Income, Fidelity Contra, Fidelity Asset Manager

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3. Investment Company Act File Number:

        811-4679

   Securities Act File Number:

        2-90201, 33-5609, 33-11023

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4(a). Last day of fiscal year for which this Form is filed:

        December 31, 1997

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4.(c) [ ] Check box if this is the last time the issuer will be filing this
          Form.


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


5. Calculation of registration fee:

   (i)  Aggregate sale price of securities sold during the
        fiscal year pursuant to section 24(f):                                  $230,620,862

  (ii) Aggregate price of securities redeemed or
       repurchased during the fiscal year:                       $ 27,026,524

 (iii)  Aggregate price of securities redeemed or
        repurchased during any prior fiscal year ending no
        earlier than October 11, 1995 that were not
        previously used to reduce registration fees payable
        to the Commission                                        $
                                                                  -----------
  (iv)  Total available redemption credits [add Items 5(ii)
        and 5(iii)]:                                                            $ 27,026,524

   (v)  Net sales -- if Item 5(i) is greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                                   $203,594,338

  --------------------------------------------------------------------------
  (vi)  Redemption credits available for use in future years    $(         )
        -- if Item 5(i) is less than Item 5(iv) [subtract        -----------
        Item 5(iv) from Item 5(i)]:
  --------------------------------------------------------------------------

 (vii)  Multiplier for determining registration fee (See
        Instruction C.9):                                                       x  .00030303

(viii)  Registration fee due [multiply Item 5(v) by Item
        5(vii)] (enter "0" if no fee is due):                                  =$     61,695
                                                                                =============

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6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units)
   deducted here:        . If there is a number of shares or other units that
                 --------
   were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
   issuer in future fiscal years, then state that number here:        .
                                                              --------
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
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                +$
                                                                                 -------------

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
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                =$     61,695
                                                                                 =============

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        February 26, 1998


        Method of Delivery:

                [X]    Wire Transfer

                [ ]    Mail or other means

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

                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* Signature on file with original
                          Amir Lear, Senior Vice President


Date 2/26/98


 *Please print the name and title of the signing officer below the signature.

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